                           COLUMBIA FUNDS SERIES TRUST
                        COLUMBIA SMALL CAP GROWTH FUND II
                                  (THE "FUND")

                        SUPPLEMENT DATED OCTOBER 13, 2006
                    TO THE PROSPECTUSES DATED AUGUST 1, 2006

     Effective immediately, the prospectuses for all share classes of the Fund are hereby supplemented to reflect the following:

     o The members of the Small Cap Growth Strategies Team that is responsible for making the day-to-day investment decisions for the Fund (the "Team") are: Christian Pineno, Daniel Cole, Daniele Donahoe, Jon Michael Morgan and Clifford Siverd.

     o Christian Pineno is the lead portfolio manager of the Team, and his professional biography is as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                            BUSINESS EXPERIENCE DURING
MANAGER              LENGTH OF SERVICE WITH FUND     PAST FIVE YEARS
--------------------------------------------------------------------------------
Christian Pineno     Small Cap Growth Fund II        Columbia Management --
                                                     Associated since July 1995
                     January 1997 to December 2005
                     October 2006 to present
--------------------------------------------------------------------------------












INT-47/114626-1006

                           COLUMBIA FUNDS SERIES TRUST
                        COLUMBIA SMALL CAP GROWTH FUND II
                                  (THE "FUND")

                        SUPPLEMENT DATED OCTOBER 13, 2006
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2006

     Effective immediately, the Statement of Additional Information for all share classes of the Fund is hereby supplemented as follows:

     o The following is added to the table under the heading "Other Accounts Managed by the Portfolio Managers":

-----------------------------------------------------------------------------------------------------------------
  PORTFOLIO              OTHER SEC-REGISTERED OPEN-       OTHER POOLED INVESTMENT            OTHER ACCOUNTS
  MANAGER                  END AND CLOSED-END FUNDS               VEHICLES
-----------------------------------------------------------------------------------------------------------------
                           NUMBER                           NUMBER                       NUMBER
                             OF                               OF                           OF
                          ACCOUNTS          ASSETS         ACCOUNTS      ASSETS         ACCOUNTS         ASSETS
-----------------------------------------------------------------------------------------------------------------
Christian Pineno              4         $602.6 million        3      $125.5 million        7        $36.6 million
-----------------------------------------------------------------------------------------------------------------

     Account information is provided as of September 30, 2006.


     o The following is added to the table under the heading "Ownership of Securities":

--------------------------------------------------------------------------------
                                               DOLLAR RANGE OF EQUITY SECURITIES
     PORTFOLIO MANAGER                           IN THE FUND BENEFICIALLY OWNED
--------------------------------------------------------------------------------
     Christian Pineno                                  $50,001-$100,00
--------------------------------------------------------------------------------


     Account information is provided as of September 30, 2006.

     o    The following is added to the table under the heading "Compensation":

------------------------------------------------------------------------------------------------
   PORTFOLIO MANAGER             PEER GROUP                          PERFORMANCE BENCHMARK
------------------------------------------------------------------------------------------------
   Christian Pineno    Morningstar VIT Small Growth Category    Russell 2000 Growth Total Return
                       Morningstar Small Growth Category        Index
------------------------------------------------------------------------------------------------


INT-47/114530-1006